ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,310,715	$ 1,812,729
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 797	$ 630
Prepaid expenses and other current assets	111,688	119,410
Total current assets	$ 1,544,292	$ 2,074,672
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from an affiliated company	$ 0	$ 216,333
Total assets	8,335,072	9,301,784	$ 8,883,690
Current liabilities:
Accrued expenses and other current liabilities	1,008,316	809,305
Income tax payable	$ 28,183	$ 11,610
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to an affiliated company	$ 377	$ 761
Total current liabilities	1,103,620	1,198,626
Other long-term liabilities	322,591	33,712
Total liabilities	9,175,122	9,616,146
Shareholders' deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,404,679,067 and 1,445,052,143 shares issued; 1,311,270,775 and 1,335,307,327 shares outstanding, respectively	14,047	14,451
Treasury shares, at cost; 93,408,292 and 109,744,816 shares, respectively	(255,068)	(241,750)
Additional paid-in capital	3,109,212	3,218,895
Accumulated other comprehensive losses	(98,599)	(111,969)
Accumulated losses	(4,056,872)	(3,729,952)
Total shareholders' deficit	(1,287,280)	(850,325)
Total liabilities and shareholders' deficit	8,335,072	9,301,784
Parent Company [Member]
Current assets:
Cash and cash equivalents	$ 61,345	$ 7,407
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from affiliated companies	$ 1,064	$ 779
Receivables from subsidiaries	198,910	157,737
Prepaid expenses and other current assets	8,619	9,527
Total current assets	269,938	175,450
Investments in subsidiaries	$ 0	$ 423,520
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Receivables from an affiliated company	$ 0	$ 216,333
Receivables from subsidiary	673,729	165,056
Total assets	943,667	980,359
Current liabilities:
Accrued expenses and other current liabilities	7,954	26,811
Income tax payable	$ 12,536	$ 1,417
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to an affiliated company	$ 103	$ 75
Payables to subsidiaries	268,656	260,720
Total current liabilities	289,249	289,023
Other long-term liabilities	54	227
Payables to subsidiaries	1,430,195	1,541,434
Investments deficit in subsidiaries	511,449	0
Total liabilities	2,230,947	1,830,684
Shareholders' deficit:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,404,679,067 and 1,445,052,143 shares issued; 1,311,270,775 and 1,335,307,327 shares outstanding, respectively	14,047	14,451
Treasury shares, at cost; 93,408,292 and 109,744,816 shares, respectively	(255,068)	(241,750)
Additional paid-in capital	3,109,212	3,218,895
Accumulated other comprehensive losses	(98,599)	(111,969)
Accumulated losses	(4,056,872)	(3,729,952)
Total shareholders' deficit	(1,287,280)	(850,325)
Total liabilities and shareholders' deficit	$ 943,667	$ 980,359